Commitments - Future Minimum Lease Payments under Non-cancellable Operating Leases (Detail) - Lessee [member] - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Future Minimum Lease Payments [Line Items]
Future minimum lease payments	¥ 1,929	¥ 1,423
Not later than one year [member]
Disclosure Of Future Minimum Lease Payments [Line Items]
Future minimum lease payments	784	632
Later than one year and not later than five years [member]
Disclosure Of Future Minimum Lease Payments [Line Items]
Future minimum lease payments	1,101	764
Later than five years [member]
Disclosure Of Future Minimum Lease Payments [Line Items]
Future minimum lease payments	¥ 44	¥ 27